Subsequent Events		5 Months Ended	6 Months Ended
	May 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Line Items]
Subsequent Events

13. Subsequent Events

The Company has completed an evaluation of all subsequent events through June 25, 2021, the date the financial statements were available to be issued to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements and events which occurred but were not recognized in the financial statements. Except as disclosed below, the Company has concluded that no subsequent event has occurred that require disclosure.

In June of 2021, NextNav entered into an amendment to the Fortress Financing Agreement. Under the terms of the amendment, the amount available to fund operations of the NextNav was increased from $65 million to $80 million with the remainder available to fund costs incurred pursuant to the agreement, including legal and advisor costs and cash interest. The total amount committed under the agreement is unchanged at $105.3 million.

8. Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were available to be issued, and determined that, there are no events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.

Spartacus Acquisition Shelf Corp. [Member]
Subsequent Events [Line Items]
Subsequent Events

4.    Subsequent Events

On June 3, 2021, the Company formed the Merger Entities (as defined below) for the benefit of consummating the transactions described below. Each of the Merger Entities is a wholly owned subsidiary of the Company and has issued common stock and ownership interests to the Company in consideration of its payment of incorporation expenses.

On June 9, 2021, SPAC entered into an Agreement and Plan of Merger (the “Merger Agreement”) with the Company, NextNav, LLC, a Delaware limited liability company, NextNav Holdings, LLC, a Delaware limited liability company (“Holdings”), NEA 14 NextNav Blocker, LLC, a Delaware limited liability company (“NEA Blocker”), Oak NextNav Blocker, LLC, a Delaware limited liability company (“Oak Blocker”), Columbia Progeny Partners IV, Inc., a Delaware corporation (“Columbia Blocker”), Global Long Short Partners Aggregating Holdings Del VII LLC, a Delaware limited liability company (“GS Blocker 1”), Global Private Opportunities Partners Holdings II Corp., a Delaware corporation, (“GS Blocker 2,” and collectively with NEA Blocker, Oak Blocker, Columbia Blocker, and GS Blocker 1, the “Blockers”), SASC (SPAC) Merger Sub 1 Corporation, a Delaware corporation (“MS 1”), SASC (Target) Merger Sub 2 LLC, a Delaware limited liability company (“MS 2”), SASC (NB) Merger Sub 3 LLC, a Delaware limited liability company (“MS 3”), SASC (OB) Merger Sub 4 LLC, a Delaware limited liability company (“MS 4”), SASC (CB) Merger Sub 5 Corporation, a Delaware corporation (“MS 5”), SASC (GB1) Merger Sub 6 LLC, a Delaware limited liability company (“MS 6”) , and SASC (GB2) Merger Sub 7 Corporation, a Delaware corporation (“MS 7,” and collectively with MS 1, MS 2, MS 3, MS 4, MS 5, and MS 6, the “Merger Entities”). The Merger Entities, are each wholly owned subsidiaries of the Company. The Merger Agreement provides for, among other things, (a) MS 1 to be merged with and into SPAC, with SPAC surviving the merger; (b) MS 2 to be merged with and into Holdings, with Holdings surviving the merger; (c) MS 3 to be merged with and into NEA Blocker, with NEA Blocker surviving the merger; (d) MS 4 to be shall be merged with and into Oak Blocker, with Oak Blocker surviving the merger; (e) MS 5 to be merged with and into Columbia Blocker, with Columbia Blocker surviving the merger; (f) MS 6 to be merged with and into GS Blocker 1, with GS Blocker 1 surviving the merger; and (g) MS 7 to be merged with and into GS Blocker 2, with GS Blocker 2 surviving the merger.

As a result of the transactions contemplated in the Merger Agreement, SPAC, NEA Blocker, Oak Blocker, Columbia Blocker, GS Blocker 1, GS Blocker 2 and Holdings and the various operating subsidiaries of Holdings, will become wholly owned subsidiaries of the Company, and the SPAC’s stockholders, the equity holders of each of NEA Blocker, Oak Blocker, Columbia Blocker, GS Blocker 1, GS Blocker 2, and the equity holders of Holdings, will become stockholders of the Company.

Spartacus Acquisition Corp [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.  The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.